Acquisitions (Details) (Acquisition of Comex US Canada Business [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 16, 2013
Business Acquisition [Line Items]
Recognized intangible assets			$ 4,696
Summary of pro-forma consolidated financial information
Net sales	11,129,533	10,540,181
Net income	865,887	725,774
Net income per common share:
Basic (in dollars per share)	$ 8.95	$ 7.13
Diluted (in dollars per share)	$ 8.78	$ 6.98
Administrative [Member]
Business Acquisition [Line Items]
Realized gain on final asset valuations	$ 6,198